Related Party Transactions	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
Seihinkokusai Co., Ltd. (“Seihinkokusai”)	An entity of which Mr. Kanayama’s wife is a director and the representative director
Shintai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife before April 30, 2023.
Palpito	An equity investment entity of the Company, which was sold to Seihinkokusai on June 30, 2023.
Tokushin G.K.	A shareholder of the Company.
Takuetsu Kokusai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife.
YST (HK) Limited	An entity controlled by Mr. Kanayama, which was subsequently dissolved on January 14, 2022

a.	Accounts receivable, net - related parties

Accounts receivable, net - related parties consisted of the following:

Name	March 31, 2024	March 31, 2023
Seihinkokusai	$25,704	$266,523
Palpito	-	35,106
Tokushin G.K.	-	2,118
Shintai Co., Ltd.	-	24,060
Subtotal	25,704	327,807
Less: allowance for credit losses	-	-
Total accounts receivable, net - related parties	$25,704	$327,807

b.	Due from related parties

Due from related parties consisted of the following:

Name	March 31, 2024	March 31, 2023
Seihinkokusai (1)	$9,762	$443,664
Shintai Co., Ltd.	-	903
Total due from related parties	$9,762	$444,567

(1)	The amount due from Seihinkokusai mainly includes: 1) The Company rents a storefront from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥50 million ($330,650) as a rental security deposit to this related party. Seihinkokusai refunded ¥40 million ($264,520) to the Company during the fiscal year ended March 31, 2023, and refunded the remaining ¥10 million ($66,130) during the fiscal year ended March 31, 2024 for its working capital needs; 2) The Company also rents an office space from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥14 million ($92,582) as a rental security deposit to this related party which was fully refunded to the Company during the fiscal year ended March 31, 2024 for its working capital needs; 3) In addition, the Company obtained the operating rights of Seihinkokusai’s online stores on domestic e-commerce marketplaces and use them as the Company’s own online stores to sell its products. Pursuant to an EC Site Operation Business Assignment Agreement dated January 31, 2020, the Company paid ¥20 million ($132,260) as an operating security deposit to Seihinkokusai which was fully refunded to the Company during the fiscal year ended March 31, 2024 for its working capital needs; the Company also needs to pay transaction commission of 1% based on its sales amount and the transaction commission was immaterial during the fiscal years ended March 31, 2024, 2023, and 2022. The agreement is valid for one year, and is automatically renewed yearly unless the parties indicate otherwise in writing; and 4) compensation receivable for consumption tax amounted to $109,144 as of March 31, 2023, which was fully received during the fiscal year ended March 31, 2024 (See Note 6).

c.	Accounts payable – a related party

Accounts payable – a related party consisted of the following:

Name	March 31, 2024	March 31, 2023
Seihinkokusai	$299,541	$-
Total accounts payable – a related party	$299,541	$-

d.	Due to related parties

Due to related parties consisted of the following:

Name	March 31, 2024	March 31, 2023
Mr. Mei Kanayama	$29,716	$63,916
Seihinkokusai	13,227	233,643
Total due to related parties	$42,943	$297,559

e.	Sales to related parties

	For the Fiscal Years Ended March 31,
Name	2024	2023	2022

Seihinkokusai	$5,992,219	$642,018	$22,092
Shintai Co., Ltd.	-	113,559	1,347
Palpito	14,774	87,200	83,290
Tokushin G.K.	-	4,950	-
Takuetsu Kokusai Co., Ltd.	-	259	6,507
YST (HK) Limited	-	-	130,523
Total revenue from related parties	$6,006,993	$847,986	$243,759

f.	Purchase from related parties

	For the Fiscal Years Ended March 31,
Name	2024	2023	2022

Seihinkokusai	$445,980	$125,496	$401,341
Palpito	-	77,020	122,520
YST (HK) Limited	-	-	13,885
Total purchase from related parties	$445,980	$202,516	$537,746

g.	Sales of a subsidiary and an equity investment to a related party

On June 30, 2023, the Company entered into share transfer agreements with Seihinkokusai to sell its 100% equity interest in Kaika International and 40% equity interests in Palpito to Seihinkokusai, for cash consideration of ¥5,000,000 ($37,595) and ¥40,000,000 ($300,760), respectively. The cash consideration was fully received and the transactions were completed on July 1, 2023. The Company recorded a gain from disposal of Kaika International of ¥49,297,548 ($341,139) and a gain from disposal of equity method investment of ¥27,539,183 ($190,571) for the fiscal year ended March 31, 2024, respectively.

h.	Other related party transactions

Mr. Kanayama provided guarantees in connection with certain loans the Company borrowed (see Note 11).